MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670

VIA EDGAR
---------

April 6, 2005

Mr. William C-L Friar
Senior Financial Analyst
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Parke Bancorp, Inc.
                  Amendment No. 3 to the Registration Statement on Form S-4 File No. 333-122406
                  ---------------------------------------------------------

Dear Mr. Friar:

         Transmitted with this letter for filing, on behalf of Parke Bancorp, Inc. (the "Company"), is pre-effective Amendment No. 3 to the Registration Statement on Form S-4. This filing is marked to show changes made since the filing of Amendment No. 2 to the Registration Statement. Page numbers refer to the pages in the marked copy of the proxy statement being delivered to you.

         On behalf of the Company, we hereby submit the following responses to your comments received in your letter dated April 6, 2005, with respect to the above-referenced filing.

Loan Quality, page 26
---------------------

         Response: As discussed with Michael Volley by telephone, we have made the requested change to page 27 of the proxy statement.

Financial Statements - beginning on page F-1
--------------------------------------------

         Response: As discussed with Michael Volley by telephone, we have made the requested change to page F1 of the proxy statement. An updated consent of independent accountants has been filed as Exhibit 23.1 to the amended Registration Statement filed herewith.

MALIZIA SPIDI & FISCH, PC

Mr. William C-L Friar
Senior Financial Analyst
April 6, 2005
Page 2
         Thank you for your prompt review and issuance of comments on the Registration Statement. At your earliest convenience, please advise the undersigned or Tiffany Hasselman, Esq. of this office at (202) 434-8389 if you have any additional comments on the Registration Statement or if you require any additional information.

                                                   Sincerely,


                                                   /s/John J. Spidi
                                                   -----------------------------
                                                   John J. Spidi

Enclosure
cc: Mr. Vito S. Pantilione, President and Chief Executive Officer Mr. James M. Boligitz, McGladrey & Pullen, LLP
         Tiffany A. Hasselman, Esq.